Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements (Details) - India, Rupees	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year-end spot rate [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	7.2993	7.0999	6.8972
Year-end spot rate [Member] | Discontinued Operations [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	85.55	83.19	82.72
Average rate [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1957	7.0809	6.729
Average rate [Member] | Discontinued Operations [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	83.66	82.57	78.58